REVENUE (Details)	12 Months Ended
Dec. 31, 2020 item
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of types of revenue arrangements	2
Host Customer Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period over the first years of the customer contract under which the incentives are in the form of annual performance- based payments	5 years
Estimated benefit period in revenue contract	10 years
Minimum | Host Customer Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term for contracts	5 years
Minimum | Partnership Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term for contracts	10 years
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term for contracts	10 years
Maximum | Partnership Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term for contracts	20 years